Acquisitions of businesses and purchase accounting - At Home Health Equipment, LLC - Narratives (Details) - At Home Health Equipment, LLC - USD ($)		9 Months Ended	12 Months Ended
	Jan. 01, 2022	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 13,650,000
Cash consideration	$ 11,978,000	$ 1,672,000	$ 1,672,000
Discount rate	3.41%
Fair value of holdback consideration	$ 1,288,000
Collection of certain accounts receivable	384,000
Professional fees in conjunction with the acquisition	$ 32,000
Revenue of combined entity as if combination occurred at beginning of period			12,800,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 230,000
Revenue of acquiree since acquisition date		9,450,000
Profit (loss) of acquiree since acquisition date		$ 250,000